Finance receivables (Amount of Finance Receivables Segregated into Aging Categories Based on Number of Days Outstanding) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	¥ 17,894,598	¥ 16,737,201
Retail Receivables Portfolio Segment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	12,554,265	11,802,032
Total	12,768,305	11,995,174
Retail Receivables Portfolio Segment | 30-59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	141,111	127,830
Retail Receivables Portfolio Segment | 60-89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	35,090	32,408
Retail Receivables Portfolio Segment | 90 days or greater past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	37,839	32,904
Finance Lease Receivables Portfolio Segment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	1,625,893	1,448,989
Total	1,636,536	1,460,600
Finance Lease Receivables Portfolio Segment | 30-59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	4,972	5,741
Finance Lease Receivables Portfolio Segment | 60-89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	1,396	1,760
Finance Lease Receivables Portfolio Segment | 90 days or greater past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	4,275	4,110
Wholesale and Other Dealer Loan Receivables Portfolio Segment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	3,489,757	3,281,427
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	1,806,305	1,721,225
Total	1,806,989	1,726,475
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale | 30-59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	191	138
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale | 60-89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	100	5,112
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale | 90 days or greater past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	393
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	873,427	823,007
Total	873,533	823,072
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate | 90 days or greater past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	106	65
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	808,755	731,877
Total	809,235	731,880
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital | 90 days or greater past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	¥ 480	¥ 3